Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2014
Compensation Related Costs [Abstract]
Bonus Plan Expenses	Our bonus expenses for the BoM, former BoM and senior management were as follows:

Year ended December 31 (in thousands)	2014 EUR	2013 EUR	2012 EUR

Bonus expenses	48,957	32,698	16,474

Bonus Expenses Under Performance Related Bonus Plan	Our bonus expenses under these plans were as follows:

Year ended December 31 (in thousands)	2014 EUR	2013 EUR	2012 EUR

Bonus expenses	45,462	30,631	14,588

Summary of Share Plans

Details with respect to shares granted during the year are set out in the following table:

	EUR-denominated			USD-denominated
Year ended December 31	2014	2013	2012	2014	2013	2012

Total fair value at vesting date of shares vested during the year (in thousands)	56,214	38,280	16,179	76,605	51,798	5,392
Weighted average fair value of shares granted	65.71	55.83	36.15	84.62	83.58	47.71

Employee Share Issuances

A summary of the status of conditionally outstanding shares as of December 31, 2014, and changes during the year ended December 31, 2014, is presented below:

	EUR-denominated		USD-denominated
	Number of shares	Weighted average fair value at grant date (EUR)	Number of shares	Weighted average fair value at grant date (USD)

Conditional shares outstanding at January 1, 2014	1,544,332	40.21	1,380,320	79.55
Granted	409,626	65.71	475,146	84.62
Vested	(847,131)	34.78	(872,231)	79.56
Forfeited	(13,649)	40.83	(62,020)	79.57

Conditional shares outstanding at December 31, 2014	1,093,178	53.96	921,215	82.16

Assumption of Black-Scholes Option Valuation of Fair Value of Company's Stock Options

The Black-Scholes option valuation of our stock options is based on the following assumptions:

Year ended December 31	2014	2013	2012

Weighted average share price (in EUR)	65.0	60.6	39.2
Volatility (in percentage)	23.5	27.0	25.6
Expected life (in years)	5.6	5.6	5.0
Risk free interest rate	0.5	0.8	2.1
Expected dividend yield (in EUR)	2.25	2.00	1.45
Forfeiture rate[1]	-	-	-

1	For the years ending December 31, 2014, 2013 and 2012, forfeitures are estimated to be nil.

Stock Options

Details with respect to stock options are set out in the following table:

	EUR-denominated			USD-denominated
Year ended December 31	2014	2013	2012	2014	2013	2012

Weighted average fair value of stock options granted	13.94	14.22	8.97	18.57	21.74	11.87
Weighted average share price at the exercise date of stock options	71.69	59.53	40.45	93.19	77.25	50.88
Aggregate intrinsic value of stock options exercised (in thousands)	12,098	15,924	71,331	9,497	11,086	12,684
Aggregate remaining contractual term of currently exercisable options (years)	2.94	3.09	3.59	3.79	3.12	3.17
Aggregate intrinsic value of exercisable stock options (in thousands)	39,020	37,441	34,438	17,942	22,781	21,882
Aggregate intrinsic value of outstanding stock options (in thousands)	40,428	38,718	35,671	19,171	25,369	22,433

Stock Option Transactions

The number and weighted average exercise prices of stock options as of December 31, 2014, and changes during the year then ended are presented below:

	EUR-denominated		USD-denominated
	Number of options	Weighted average exercise price per ordinary share (EUR)	Number of options	Weighted average exercise price per ordinary share (USD)

Outstanding, January 1, 2014	782,302	18.55	406,635	31.31
Granted	32,672	65.68	20,654	87.98
Exercised	(212,530)	14.77	(129,530)	19.87
Forfeited	(1,350)	21.48	(12,587)	31.51
Expired	(1,338)	14.70	-	-

Outstanding, December 31, 2014	599,756	22.09	285,172	40.60
Exercisable, December 31, 2014	559,556	19.77	246,285	34.98

Outstanding Stock Options

Details with respect to the stock options outstanding are set out in the following table:

EUR-denominated			USD-denominated
Range of exercise prices (EUR)	Number of outstanding options at December 31, 2014	Weighted average remaining contractual life of outstanding options (years)	Range of exercise prices (USD)	Number of outstanding options at December 31, 2014	Weighted average remaining contractual life of outstanding options (years)

0 - 10	-	-	0 - 10	14,543	1.07
10 - 15	220,179	2.28	10 - 15	48,397	0.18
15 - 20	160,772	2.15	15 - 20	3,911	3.80
20 - 25	126,712	2.94	20 - 25	66,462	2.97
25 - 40	16,736	6.77	25 - 40	58,168	3.87
40 - 50	23,959	7.80	40 - 50	1,082	6.59
50 - 60	13,593	8.88	50 - 60	8,382	7.73
60 - 70	27,239	8.93	60 - 70	1,281	8.07
70 - 80	10,566	9.81	70 - 80	43,860	8.14
80 - 90	-	-	80 - 90	15,005	9.22
90 - 100	-	-	90 - 100	24,081	9.11

Total	599,756	3.31	Total	285,172	4.41

Pension Costs

Our pension and retirement expenses for all employees for the years ended December 31, 2014, 2013 and 2012 were:

Year ended December 31 (in thousands)	2014 EUR	2013 EUR	2012 EUR

Pension plan based on multi-employer union plan	46,542	40,476	34,525
Pension plans based on defined contribution	24,774	19,799	15,773

Pension and retirement expenses	71,316	60,275	50,298